UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
VIP Multi-Manager Alternatives Fund
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 33.7%
Basic Materials: 4.1%
5,050	Argonaut Gold, Inc. (CAD) *	$52,344
1,872	Catalyst Paper Corp. (CAD) * #	1,030
4,800	Continental Gold Ltd. (CAD) *	43,015
75	Ecolab, Inc.	4,861
780	Eldorado Gold Corp.	11,887
1,648	Eldorado Gold Corp. (CAD)	25,128
5,920	Fortuna Silver Mines, Inc. (CAD) *	31,373
700	Goldcorp, Inc.	32,095
982	MAG Silver Corp. *	11,961
163	Monsanto Co.	14,836
2,070	New Gold, Inc. *	25,295
2,980	Osisko Mining Corp. (CAD) *	29,524
1,120	Tahoe Resources, Inc. *	22,803
256,999	Tiangong International Co. Ltd. (HKD) #	52,032
13,840	Volta Resources, Inc. (CAD) *	9,855

		368,039

Communications: 3.7%
1,347	Alcatel-Lucent (ADR) *	1,482
877	Bankrate, Inc. *	13,664
335	Blucora, Inc. *	5,966
851	Brightcove, Inc. *	9,940
1,271	CalAmp Corp. *	10,435
1,634	Cbeyond, Inc. *	16,111
418	Cincinnati Bell, Inc. *	2,383
657	Constant Contact, Inc. *	11,432
221	Discovery Communications, Inc. *	12,385
290	eBay, Inc. *	14,039
72	Equinix, Inc. *	14,836
405	ExactTarget, Inc. *	9,809
54	Google, Inc. *	40,743
1,611	ICG Group, Inc. *	16,368
1,774	Internap Network Services Corp. *	12,507
4,887	Lionbridge Technologies, Inc. *	17,202
258	Liquidity Services, Inc. *	12,954
130	News Corp.	3,189
538	Pandora Media, Inc. *	5,891
728	Perficient, Inc. *	8,787
28	Priceline.com, Inc. *	17,324
1,552	RF Micro Devices, Inc. *	6,130
850	Sapient Corp. *	9,061
115	SBA Communications Corp. *	7,234
265	SPS Commerce, Inc. *	10,195
493	Stamps.com, Inc. *	11,408
1,144	Support.com, Inc. *	4,839
148	The Walt Disney Co.	7,737
148	TripAdvisor, Inc. *	4,874
3,026	Valuevision Media, Inc. *	7,111
392	Yahoo!, Inc. *	6,262

		332,298

Consumer, Cyclical: 6.8%
100,000	Ace Hardware Indonesia Tbk PT #	64,140
616	American Axle & Manufacturing Holdings, Inc. *	6,942
345	Barnes & Noble, Inc. *	4,409
343	Carter’s, Inc. *	18,467
1,180	Cedar Fair LP	39,495
258	Coach, Inc.	14,453
74	Cooper-Standard Holding, Inc. *	2,775
121	Crocs, Inc. *	1,961
274	CVS Caremark Corp.	13,267
396	Dollar Tree, Inc. *	19,117
134	Dollarama, Inc. (CAD)	8,553
480	Dufry A.G. * #	57,582
1,980	First Cash Financial Services, Inc. *	91,100
87	Fossil, Inc. *	7,369
241	JAKKS Pacific, Inc.	3,511
1,060	Kia Motors Corp. (KRW) #	65,861
343	Las Vegas Sands Corp.	15,905
190	Lear Corp.	7,180
121	McDonald’s Corp.	11,102
7,074	Morgans Hotel Group Co. *	45,415
161	MSC Industrial Direct Co.	10,861
45	Oxford Industries, Inc.	2,540
65	Ralph Lauren Corp.	9,830
401	Regal Entertainment Group	5,642
510	Rentrak Corp. *	8,634
460	Stage Stores, Inc.	9,688
379	Starbucks Corp.	19,234
170	Steelcase, Inc.	1,675
829	TiVo, Inc. *	8,646
463	Universal Entertainment Corp.	9,370
118	Vail Resorts, Inc.	6,803
1,224	Wabash National Corp. *	8,727
69	Wynn Resorts Ltd.	7,965

		608,219

Consumer, Non-cyclical: 4.7%
296	Abaxis, Inc. *	10,632
750	Accretive Health, Inc. *	8,370
14	Air Methods Corp. *	1,671
112	Alliance Data Systems Corp. *	15,898
664	Amarin Corp. Plc (ADR) *	8,366
136	Beam, Inc.	7,825
1,534	BioScrip, Inc. *	13,975
592	Cardiovascular Systems, Inc. *	6,844
107	Community Health Systems, Inc. *	3,118
516	Conceptus, Inc. *	10,480
3,658	EnteroMedics, Inc. *	13,352
823	Global Cash Access Holdings, Inc. *	6,625
276	Grand Canyon Education, Inc. *	6,494
4,445	Guided Therapeutics, Inc. *	3,112
1,256	Healthways, Inc. *	14,708
364	Heartland Payment Systems, Inc.	11,532
151	HMS Holdings Corp. *	5,048
294	Huron Consulting Group, Inc. *	10,237
16	Intuitive Surgical, Inc. *	7,930
677	IRIS International, Inc. *	13,215
353	Iron Mountain, Inc.	12,041
346	K12, Inc. *	6,989
281	Kenexa Corp. *	12,878
350	MAKO Surgical Corp. *	6,094
18	Mastercard, Inc.	8,127
384	MoneyGram International, Inc. *	5,737
649	Monster Worldwide, Inc. *	4,757
519	On Assignment, Inc. *	10,338
84	PepsiCo, Inc.	5,945
397	Pfizer, Inc.	9,865
160	Philip Morris International, Inc.	14,390
1,233	Quanta Services, Inc. *	30,455
4,720	Skilled Healthcare Group, Inc. *	30,350
1,095	Spectranetics Corp. *	16,151
1,765	TearLab Corp. *	6,795
3,540	Tenet Healthcare Corp. *	22,196
826	The Geo Group, Inc.	22,855
600	TMS International Corp. *	5,940
34	United Rentals, Inc. *	1,112
707	Vascular Solutions, Inc. *	10,471

		422,918

Energy: 2.8%
46,720	Afren Plc * #	106,155
573	Approach Resources, Inc. *	17,264
211	BP Plc (ADR)	8,938
128	Cabot Oil & Gas Corp.	5,747
136	Devon Energy Corp.	8,228
189	Energy XXI Bermuda Ltd.	6,606
555	EPL Oil & Gas, Inc. *	11,261
103	Geospace Technologies Corp. *	12,608
623	Gevo, Inc. *	1,327
50	Green Field Energy Services, Inc.(USD 0.00, expiring 08/13/21) * 144A	1,550
259	Gulfport Energy Corp. *	8,096
350	National Oilwell Varco, Inc.	28,039
814	Northern Oil and Gas, Inc. *	13,830
89	Schlumberger Ltd.	6,437
269	Southwestern Energy Co. *	9,356
351	SunCoke Energy, Inc. *	5,658

		251,100

Financial: 4.7%
176	American Express Co.	10,007
819	American International Group, Inc. *	26,855
834	Assured Guaranty Ltd.	11,359
1,813	Blackstone Group LP	25,890
146	CME Group, Inc.	8,366
419	Ellie Mae, Inc. *	11,409
683	EverBank Financial Corp.	9,405
768	Evoq Properties, Inc. *	2,342
590	Federal Agricultural Mortgage Corp.	15,187
260,000	Franshion Properties China Ltd. (HKD) #	79,083
2,360	HFF, Inc. *	35,164
1,180	Home Loan Servicing Solutions Ltd.	19,199
975	Host Hotels & Resorts, Inc.	15,649
36	IntercontinentalExchange, Inc. *	4,803
208	JPMorgan Chase & Co.	8,420
12,413	Kasikornbank PCL (NVDR) (THB) #	73,422
833	KeyCorp	7,280
723	KKR & Co. LP	10,925
842	OmniAmerican Bancorp, Inc. *	19,139
568	TD Ameritrade Holding Corp.	8,730
586	The Charles Schwab Corp.	7,495
66	Visa, Inc.	8,862

		418,991

Industrial: 1.7%
144	Analogic Corp.	11,256
165	Apogee Enterprises, Inc.	3,237
3	Aptargroup, Inc.	153
251	Clean Harbors, Inc. *	12,261
294	Danaher Corp.	16,214
18	Donaldson Co., Inc.	625
391	EMCOR Group, Inc.	11,159
127	FEI Co.	6,795
2,978	Flow International Corp. *	11,019
334	Imax Corp. *	6,650
172	Ingersoll-Rand Plc	7,709
277	Jacobs Engineering Group, Inc. *	11,199
54	Lennox International, Inc.	2,611
179	OSI Systems, Inc. *	13,933
36	Precision Castparts Corp.	5,880
70	Rofin-Sinar Technologies, Inc. *	1,381
825	Tetra Tech, Inc. *	21,664
99	Tutor Perini Corp. *	1,133
314	Waste Connections, Inc.	9,499

		154,378

Technology: 5.2%
158	ACI Worldwide, Inc. *	6,677
40	Apple, Inc.	26,690
1,964	Atmel Corp. *	10,330
1,098	AuthenTec, Inc. *	8,795
351	Cabot Microelectronics Corp.	12,334
826	Callidus Software, Inc. *	4,072
254	Cavium, Inc. *	8,466
1,228	CDC Corp. *	6,226
239	Cognizant Technology Solutions Corp. *	16,711
191	CommVault Systems, Inc. *	11,212
1,265	Datalink Corp. *	10,474
587	Eloqua, Inc. *	11,593
494	EMC Corp. *	13,471
1,258	Emulex Corp. *	9,070
1,775	Entropic Communications, Inc. *	10,331
4,926	Glu Mobile, Inc. *	22,807
2,122	inContact, Inc. *	13,835
233	Market Leader, Inc. *	1,561
224	Mentor Graphics Corp. *	3,468
549	Microsoft Corp.	16,349
388	Nuance Communications, Inc. *	9,657
523	NVIDIA Corp. *	6,977
1,207	O2Micro International Ltd. (ADR) *	4,514
478	Omnicell, Inc. *	6,644
1,027	Pericom Semiconductor Corp. *	8,920
614	PLX Technology, Inc. *	3,543
386	QUALCOMM, Inc.	24,121
1,477	Rudolph Technologies, Inc. *	15,509
60	Samsung Electronics Co. Ltd. (KRW) #	72,306
429	SciQuest, Inc. *	7,808
1,590	Silicon Motion Technology Corp. (ADR) *	23,500
688	Skyworks Solutions, Inc. *	16,213
12,556	Trident Microsystems, Inc. *	4,960
1,037	TriQuint Semiconductor, Inc. *	5,237
494	Ultratech, Inc. *	15,502
174	Veeco Instruments, Inc. *	5,223
289	VeriFone Systems, Inc. *	8,049

		463,155

Total Common Stocks (Cost: $2,782,790) (a)		3,019,098

REAL ESTATE INVESTMENT TRUSTS: 1.7% Consumer, Cyclical: 0.5%
1,062	Ryman Hospitality Properties *	41,981

Financial: 1.2%
112	American Tower Corp.	7,996
2,360	Associated Estates Realty Corp.	35,778
211	Chesapeake Lodging Trust	4,193
1,180	Education Realty Trust, Inc.	12,862
472	Entertainment Properties Trust	20,971
815	NorthStar Realty Finance Corp.	5,183
1,888	Whitestone	24,922

		111,905

Total Real Estate Investment Trusts (Cost: $152,764) (a)		153,886

Principal
Amount

ASSET-BACKED SECURITIES: 0.1% (Cost: $5,413)
$7,415	Countrywide Asset-Backed Certificates 1.00%,11/25/36 (c)	5,352

CONVERTIBLE BOND: 0.1% (Cost: $10,052)
Industrial: 0.1%
12,000	DryShips, Inc. 5.00%,12/01/14	9,975

CORPORATE BONDS: 4.7%
Basic Materials: 0.4%
10,000	Bio Pappel S.A.B de C.V. 7.00%,10/10/12 (c) Reg S	8,900
32,449	Catalyst Paper Corp. 13.00%,11/05/12 (c)	26,770

		35,670

Communications: 2.0%
	Clear Channel Communications, Inc.
11,000	5.75%,01/15/13 (c)	11,069
11,000	11.00%,11/05/12 (c)	7,755
55,000	Earthlink, Inc. 8.88%,05/15/15 (c)	55,137
63,343	FiberTower Corp. 9.00%,01/01/16 (c) ♦	17,103
30,000	Integra Telecom Holdings, Inc. 10.75%,04/15/13 (c) 144A	30,825
50,000	Satmex Escrow S.A. de C.V. 9.50%,05/15/14 (c)	53,375

		175,264

Consumer, Cyclical: 1.0%
14,000	Caesars Entertainment Operating Co., Inc. 5.38%,12/15/13 (c)	13,510
7,000	JC Penney Corp., Inc. 6.88%,10/15/15	7,193
35,000	Production Resource Group, Inc. 8.88%,05/01/14 (c)	24,675
20,000	Servicios Corporativos Javer SAPI de C.V. 9.88%,04/06/16 (c) Reg S	19,950
9,000	Shingle Springs Tribal Gaming Authority 9.38%,11/16/12 (c) Reg S	7,470
15,000	The Bon-Ton Department Stores, Inc. 10.25%,11/05/12 (c)	14,475
	The River Rock Entertainment Authority
11,000	9.00%,11/01/15 (c)	6,875
432	9.75%,11/01/11 (c) ♦	270

		94,418

Energy: 1.1%
17,000	Endeavour International Corp. 12.00%,03/01/15 (c) Reg S	18,828
14,000	EPL Oil & Gas, Inc. 8.25%,02/15/15 (c)	14,210
50,000	Green Field Energy Services, Inc. 13.00%,11/15/14 (c) 144A	49,250
20,000	Petroleos de Venezuela S.A. 9.00%,11/17/21 (c) Reg S	17,300

		99,588

Financial: 0.2%
12,000	Emigrant Bancorp, Inc. 6.25%,06/15/14 144A	11,110
7,000	MBIA Insurance Corp. 14.00%,01/15/13 (c) Reg S	3,710

		14,820

Total Corporate Bonds (Cost: $458,907) (a)		419,760

GOVERNMENT OBLIGATIONS: 1.9%
Domestic: 1.6%
	U.S. Treasury Notes
40,000	2.00%,02/15/22	41,609
99,000	2.13%,08/15/21	104,739

		146,348

International: 0.2%
19,000	Republic of Congo 3.00%,12/31/12 (c) Reg S	16,198

Municipal: 0.1%
6,000	Brazos River Authority 6.75%,04/01/13 (p)	5,234

Total Government Obligations (Cost: $158,896) (a)		167,780

STRUCTURED NOTES: 0.8%
	Deutsche Bank A.G. London Branch, Alpha Overlay Securities
57,000	02/08/13 # § (b)	54,087
20,000	07/03/13 # § (b)	19,172

Total Structured Notes (Cost: $76,404)		73,259

Number
of Shares

CLOSED-END FUND: 1.0% (Cost: $89,714)

9,690	Eaton Vance Tax-Managed Diversified Equity Income Fund	92,152

EXCHANGE TRADED FUNDS: 12.7%
1,770	iPATH S&P 500 VIX Short-Term Futures ETN *	15,948
790	iShares Barclays Aggregate Bond Fund	88,835
940	iShares iBoxx $ High Yield Corporate Bond Fund	86,828
76	iShares Silver Trust *	2,544
3,340	Market Vectors Emerging Markets High Yield Bond ETF ‡	86,940
5,340	Market Vectors Emerging Markets Local Currency Bond ETF ‡	141,617
3,400	Market Vectors International High Yield Bond ETF ‡	88,604
3,570	Market Vectors Mortgage REIT Income ETF ‡	99,746
6,250	Market Vectors Oil Services ETF ‡ *	251,250
860	PIMCO 0-5 Year High Yield Corporate Bond Index Fund	87,462
540	SPDR Gold Trust *	92,891
1,040	Vanguard Total Bond Market ETF	88,556

Total Exchange Traded Funds (Cost: $1,098,609) (a)		1,131,221

OPEN-END FUNDS: 28.1%
3,773	AC Risk Parity 12 Vol Fund * #	620,561
1,039	American Independence Funds Trust - Fusion Fund *	21,777
51,200	AQR Diversified Arbitrage Fund	566,787
1	Loomis Sayles Bond Fund	6
116	Luxcellence - Virtuoso Fund * # §	13,455
41,265	Marketfield Fund *	640,853
42,590	TFS Market Neutral Fund	655,893

Total Open-End Funds (Cost: $2,265,001)		2,519,332

MONEY MARKET FUND: 18.0% (Cost: $1,611,355)

1,611,355	AIM Treasury Portfolio - Institutional Class	1,611,355

Total Investments: 102.8% (Cost: $8,709,905)		9,203,170
Liabilities in excess of other assets: (2.8)%		(247,411)

NET ASSETS: 100.0%		$8,955,759

SECURITIES SOLD SHORT: (23.1)%
COMMON STOCKS: (9.6)%
Basic Materials: (0.5)%
(183)	A. Schulman, Inc.	(4,359)
(662)	PolyOne Corp.	(10,969)
(359)	RPM International, Inc.	(10,246)
(95)	The Sherwin-Williams Co.	(14,146)

		(39,720)

Communications: (1.0)%
(11)	Amazon.com, Inc. *	(2,797)
(135)	Angie’s List, Inc. *	(1,428)
(138)	Bankrate, Inc. *	(2,150)
(149)	Cisco Systems, Inc.	(2,844)
(370)	Corning, Inc.	(4,866)
(261)	DealerTrack Holdings, Inc. *	(7,269)
(75)	DIRECTV *	(3,935)
(117)	DISH Network Corp.	(3,581)
(157)	Facebook, Inc. *	(3,399)
(442)	Gannett Co.,Inc.	(7,846)
(20)	Harris Corp.	(1,024)
(106)	IPG Photonics Corp. *	(6,074)
(256)	Juniper Networks, Inc. *	(4,380)
(236)	LogMeIn, Inc. *	(5,293)
(79)	Netflix, Inc. *	(4,301)
(193)	Nielsen Holdings N.V. *	(5,786)
(173)	Plantronics, Inc.	(6,112)
(111)	Splunk, Inc. *	(4,076)
(245)	Thomson Reuters Corp.	(7,071)
(213)	Vivendi S.A.	(4,154)

		(88,386)

Consumer, Cyclical: (2.6)%
(56)	Bally Technologies, Inc. *	(2,766)
(431)	Barnes & Noble, Inc. *	(5,508)
(83)	Best Buy Co., Inc.	(1,427)
(197)	BJ’s Restaurants, Inc. *	(8,934)
(49)	BorgWarner, Inc. *	(3,386)
(826)	Choice Hotels International, Inc.	(26,424)
(387)	Cinemark Holdings, Inc.	(8,680)
(90)	CVS Caremark Corp.	(4,358)
(367)	Delta Air Lines, Inc. *	(3,362)
(388)	Dolby Laboratories, Inc. *	(12,707)
(341)	GameStop Corp.	(7,161)
(129)	GNC Holdings, Inc.	(5,027)
(76)	Hibbett Sports, Inc. *	(4,518)
(271)	International Game Technology	(3,547)
(213)	JC Penney Co., Inc.	(5,174)
(40)	Kohl’s Corp.	(2,049)
(154)	Life Time Fitness, Inc. *	(7,044)
(826)	Marriott International, Inc.	(32,297)
(96)	McDonald’s Corp.	(8,808)
(148)	O’Reilly Automotive, Inc. *	(12,376)
(279)	PACCAR, Inc.	(11,167)
(347)	Panasonic Corp. (ADR)	(2,280)
(373)	Regal Entertainment Group	(5,248)
(224)	Staples, Inc.	(2,580)
(126)	Steven Madden Ltd. *	(5,509)
(170)	Texas Roadhouse, Inc.	(2,907)
(297)	Titan International, Inc.	(5,245)
(104)	TJX Cos, Inc.	(4,658)
(166)	United Continental Holdings, Inc. *	(3,237)
(160)	Walgreen Co.	(5,830)
(176)	Watsco, Inc.	(13,339)
(28)	WW Grainger, Inc.	(5,834)

		(233,387)

Consumer, Non-cyclical: (1.1)%
(182)	Apollo Group, Inc. *	(5,287)
(52)	Bio-Reference Labs, Inc. *	(1,486)
(89)	DENTSPLY International, Inc.	(3,394)
(102)	DeVry, Inc.	(2,322)
(136)	Gartner, Inc. *	(6,268)
(361)	Green Mountain Coffee Roasters, Inc. *	(8,574)
(307)	Iron Mountain, Inc.	(10,472)
(102)	Kforce, Inc. *	(1,203)
(226)	Loblaw Cos Ltd.	(7,842)
(17)	Neogen Corp. *	(726)
(108)	Pfizer, Inc.	(2,684)
(261)	Safeway, Inc.	(4,199)
(77)	Strayer Education, Inc.	(4,955)
(164)	The Andersons, Inc.	(6,176)
(298)	The Kroger Co.	(7,015)
(96)	The Procter & Gamble Co.	(6,659)
(326)	Weight Watchers International, Inc.	(17,213)

		(96,475)

Energy: (0.1)%
(117)	Consol Energy, Inc.	(3,516)
(133)	Synergy Resources Corp. *	(555)

		(4,071)

Financial: (0.7)%
(1,180)	Brookfield Office Properties, Inc.	(19,541)
(38)	Credit Suisse Group A.G. (ADR)	(804)
(25)	Deutsche Bank A.G.	(991)
(450)	KBW, Inc.	(7,412)
(189)	Legg Mason, Inc.	(4,665)
(472)	Prosperity Bancshares, Inc.	(20,117)
(99)	Royal Bank of Scotland Group Plc (ADR) *	(824)
(516)	The Progressive Corp.	(10,702)
(65)	UBS A.G.	(792)

		(65,848)

Industrial: (2.0)%
(303)	Advanced Energy Industries, Inc. *	(3,733)
(3)	Aptargroup, Inc.	(153)
(310)	Belden, Inc.	(11,433)
(158)	Boeing Co.	(11,000)
(71)	CH Robinson Worldwide, Inc.	(4,157)
(94)	Cymer, Inc. *	(4,800)
(216)	Emerson Electric Co.	(10,426)
(158)	Fabrinet *	(1,831)
(113)	FARO Technologies, Inc. *	(4,669)
(1,226)	Flextronics International Ltd. *	(7,356)
(495)	Garmin Ltd.	(20,662)
(70)	General Dynamics Corp.	(4,628)
(118)	HEICO Corp.	(4,565)
(346)	Hillenbrand, Inc.	(6,294)
(127)	Huntington Ingalls Industries, Inc. *	(5,340)
(178)	JB Hunt Transport Services, Inc.	(9,263)
(132)	Littelfuse, Inc.	(7,463)
(59)	Lockheed Martin Corp.	(5,509)
(103)	LSB Industries, Inc. *	(4,519)
(56)	Middleby Corp. *	(6,476)
(356)	Newport Corp. *	(3,937)
(106)	Northrop Grumman Corp.	(7,042)
(492)	Quanex Building Products Corp.	(9,269)
(20)	Raytheon Co.	(1,143)
(381)	Simpson Manufacturing Co., Inc.	(10,904)
(105)	Snap-on, Inc.	(7,546)
(432)	UTi Worldwide, Inc.	(5,819)

		(179,937)

Technology: (1.6)%
(885)	Activision Blizzard, Inc.	(9,983)
(200)	ARM Holdings Plc (ADR)	(5,596)
(97)	Cerner Corp. *	(7,509)
(89)	Concur Technologies, Inc. *	(6,562)
(416)	Dell, Inc.	(4,102)
(277)	Electronic Arts, Inc. *	(3,515)
(110)	First Solar, Inc. *	(2,436)
(388)	Hewlett-Packard Co.	(6,619)
(431)	Intel Corp.	(9,775)
(220)	Interactive Intelligence Group, Inc. *	(6,611)
(376)	International Rectifier Corp. *	(6,275)
(78)	Linear Technology Corp.	(2,484)
(237)	Mantech International Corp.	(5,688)
(108)	MICROS Systems, Inc. *	(5,305)
(256)	Microsoft Corp.	(7,624)
(41)	MicroStrategy, Inc. *	(5,497)
(283)	MKS Instruments, Inc.	(7,214)
(136)	Pegasystems, Inc.	(3,949)
(182)	Pitney Bowes, Inc.	(2,515)
(138)	Progress Software Corp. *	(2,952)
(280)	QLIK Technologies, Inc. *	(6,275)
(558)	RealD, Inc. *	(4,989)
(138)	Riverbed Technology, Inc. *	(3,211)
(83)	Seagate Technology Plc	(2,573)
(136)	Semtech Corp. *	(3,420)
(216)	Synaptics, Inc. *	(5,188)
(64)	Ultimate Software Group, Inc. *	(6,534)
(63)	Western Digital Corp.	(2,440)

		(146,841)

Total Common Stocks (Proceeds: $(863,003))		(854,665)

REAL ESTATE INVESTMENT TRUSTS: (3.0)%
Financial: (3.0)%
(944)	American Capital Agency Corp.	(32,653)
(1,416)	American Capital Mortgage Investment Corp.	(35,584)
(572)	DuPont Fabros Technology, Inc.	(14,443)
(1,180)	First Potomac Realty Trust	(15,198)
(2,596)	Franklin Street Properties Corp.	(28,738)
(1,770)	Invesco Mortgage Capital, Inc.	(35,630)
(1,180)	Kimco Realty Corp.	(23,919)
(2,360)	MFA Financial, Inc.	(20,114)
(472)	Prologis, Inc.	(16,534)
(413)	Realty Income Corp.	(16,888)
(590)	Regency Centers Corp.	(28,751)

Total Real Estate Investment Trusts (Proceeds: $(269,629))		(268,452)

Principal
Amount

CORPORATE BONDS: (4.9)%
Basic Materials: (0.9)%
$(47,000)	EI du Pont de Nemours & Co. 4.25%,04/01/21	(54,578)
(30,000)	United States Steel Corp. 7.38%,04/01/20	(30,000)

		(84,578)

Communications: (1.6)%
(60,000)	France Telecom S.A. 4.13%,09/14/21	(66,493)
(7,000)	Sprint Capital Corp. 8.75%,03/15/32	(7,280)
(70,000)	Univision Communications, Inc. 8.50%,05/15/21 144A	(71,400)

		(145,173)

Consumer, Cyclical: (0.9)%
(25,000)	Allison Transmission, Inc. 7.13%,05/15/19 144A	(26,937)
(54,350)	Marina District Finance Co., Inc. 9.50%,10/15/15	(55,097)

		(82,034)

Financial: (1.2)%
(72,500)	Realogy Corp. 7.88%,02/15/19 144A	(76,488)
(25,000)	The Goldman Sachs Group, Inc. 5.75%,01/24/22	(28,850)

		(105,338)

Technology: (0.3)%
(20,000)	Lawson Software, Inc. 9.38%,04/01/19 144A	(22,300)

Total Corporate Bonds (Proceeds: $(406,684))		(439,423)

GOVERNMENT OBLIGATIONS: (0.2)% (Proceeds: $(19,694))
Domestic: (0.2)%
(20,000)	U.S. Treasury Note 1.63%,08/15/22	(19,981)

Number of Shares

EXCHANGE TRADED FUNDS: (5.4)%
(141)	CurrencyShares Australian Dollar Trust	(14,664)
(164)	CurrencyShares Euro Trust	(20,941)
(836)	Direxion Daily Emerging Markets Bull 3X Shares	(74,243)
(0)	Direxion Daily Financial Bull 3X Shares *	(21)
(710)	Direxion Daily Small Cap Bull 3X Shares *	(43,672)
(760)	Direxion Daily Technology Bull 3X Shares *	(44,992)
(93)	Energy Select Sector SPDR Fund	(6,834)
(128)	iShares PHLX SOX Semiconductor Sector Index Fund	(6,639)
(900)	iShares Russell 2000 Index Fund	(75,114)
(362)	iShares Russell Microcap Index Fund	(19,128)
(143)	iShares Silver Trust *	(4,788)
(1,650)	Market Vectors Gold Miners ETF ‡	(88,622)
(83)	Market Vectors Junior Gold Miners ETF ‡	(2,052)
(290)	Market Vectors Semiconductor ETF ‡ *	(9,173)
(451)	SPDR S&P 500 ETF Trust	(64,912)
(124)	SPDR S&P Retail ETF	(7,777)

Total Exchange Traded Funds (Proceeds: $(477,381))		(483,572)

Total Securities Sold Short (Proceeds: $(2,036,391))		$(2,066,093)

ADR	American Depositary Receipt
CAD	Canadian Dollar
HKD	Hong Kong Dollar
KRW	Korean Won
NVDR	Non-Voting Depository Receipt
THB	Thai Baht
USD	United States Dollar

(a)	All or a portion of these securities are segregated for securities sold short and written options. Total value of the securities segregated, including cash on deposit with broker, is $5,911,150.
(b)	Issued with zero coupon at par. The security is linked to the performance of the Deutsche Bank Fed Funds Total Return Index and the Deutsche Bank Equity Mean Reservation Alpha Index.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer.
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,278,886 which represents 14.3% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $86,714 which represents 1.0% of net assets.
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $(104,390), or (1.2)% of net assets.

♦	Security in default

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2012 is set forth below:

Affiliates	Value 12/31/11	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 09/30/12

Market Vectors Emerging Markets High Yield Bond ETF	$—	$87,960	$—	$—	$—	$86,940
Market Vectors Emerging Markets Local Currency Bond ETF	—	135,108	—	—	1,202	141,617
Market Vectors Gold Miners ETF (1)	(33,430)	30,670	88,632	12,054	—	(88,622)
Market Vectors International High Yield Bond ETF	—	88,869	—	—	—	88,604
Market Vectors Junior Gold Miners ETF (1)	—	—	—	—	—	(2,052)
Market Vectors Mortgage REIT Income ETF	—	94,419	—	—	2,660	99,746
Market Vectors Oil Services ETF	—	498,572	258,858	—	—	251,250
Market Vectors Semiconductor ETF (1)	—	9,233	20,481	—	—	(9,173)

	$(33,430)	$944,831	$367,971	$12,054	$3,862	$568,310

(1) Represents short position at September 30, 2012.

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$314,977	$52,032	$1,030	$368,039
Communications	332,298	—	—	332,298
Consumer, Cyclical	420,636	187,583	—	608,219
Consumer, Non-cyclical	422,918	—	—	422,918
Energy	144,945	106,155	—	251,100
Financial	266,486	152,505	—	418,991
Industrial	154,378	—	—	154,378
Technology	390,849	72,306	—	463,155
Real Estate Investment Trusts*	153,886	—	—	153,886
Asset-Backed Securities	—	5,352	—	5,352
Convertible Bond*	—	9,975	—	9,975
Corporate Bonds*	—	419,760	—	419,760
Government Obligations*	—	167,780	—	167,780
Structured Notes	—	73,259	—	73,259
Closed-End Fund	92,152	—	—	92,152
Exchange Traded Funds	1,131,221	—	—	1,131,221
Open-End Funds	1,885,316	634,016	—	2,519,332
Money Market Fund	1,611,355	—	—	1,611,355

Total	$7,321,417	$1,880,723	$1,030	$9,203,170

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$(854,665)	$—	$—	$(854,665)
Real Estate Investment Trusts*	(268,452)	—	—	(268,452)
Corporate Bonds*	—	(439,423)	—	(439,423)
Government Obligations*	—	(19,981)	—	(19,981)
Exchange Traded Funds	(483,572)	—	—	(483,572)

Total	$(1,606,689)	$(459,404)	$—	$(2,066,093)

* See Schedule of Investments for security type and industry sector breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2012:

Common Stocks

Balance as of 12/31/11	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	1,030
Sales	—
Transfers in and/or out of level 3	—

Balance as of 9/30/12	$1,030

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012:

	Fair Value 9/30/12	Valuation Technique	Unobservable input (1)	% / Range	Impact to Valuation from an Increase in Input (2)

Common Stocks	$1,030	Market comparable companies	Discount for lack of market	25%	Decrease

(1) In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedule of Investments

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)

Security Valuation– The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Bonds and notes are fair valued using a pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as Level 2 in the fair value hierarchy. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Open-end mutual fund investments (including money market funds) are valued at their closing net asset value each business day and are generally categorized as Level 1 in the fair value hierarchy. Futures are valued using the closing price reported at the close of the respective exchange and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at September 30, 2012 was $8,891,384 and net unrealized appreciation aggregated $311,786 of which $633,503 related to appreciated securities and $321,717 related to depreciated securities.

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Multi-Manager Alternatives Fund

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Multi-Manager Alternatives Fund

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck VIP Multi-Manager Alternatives Fund

Date: November 26, 2012

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Multi-Manager Alternatives Fund

Date: November 26, 2012